Equity-settled share-based transactions - Schedule of details of the restricted share units outstanding PHCL 2021 Plan (Details) - Restricted share units - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units granted (in shares)	834,947	834,947	1,690,766
RSUs granted to directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units granted (in shares)	821,111	821,111
RSUs granted to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units granted (in shares)	2,126	2,126
RSUs granted to third parties
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units granted (in shares)	11,710	11,710